AXA Equitable Life Insurance Company

Supplement dated November 15, 2016 to the current variable annuities prospectuses

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your contract, please note the following changes:

A. Ivy Funds Variable Insurance Portfolios ("Portfolio") Name and Sub-Adviser Changes

Effective September 30, 2016, all references in the Prospectus to the name of Ivy Funds Variable Insurance Portfolios were changed to Ivy Variable Insurance Portfolios. Also, the names and/or sub-advisers of the Portfolios were also changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

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 Current Portfolio
 Name                New Portfolio Name        Replaced Sub-Adviser           New Sub-Adviser
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Ivy Funds VIP Energy Ivy VIP Energy            Waddell & Reed Investment      Ivy Investment Management
                                               Management Company (WRIMCO)    Company (IICO)
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Ivy Funds VIP High   Ivy VIP High Income       Waddell & Reed Investment      Ivy Investment Management
  Income                                       Management Company (WRIMCO)    Company (IICO)
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Ivy Funds VIP Mid    Ivy VIP Mid Cap Growth    Waddell & Reed Investment      Ivy Investment Management
  Cap Growth                                   Management Company (WRIMCO)    Company (IICO)
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Ivy Funds VIP Small  Ivy VIP Small Cap Growth  Waddell & Reed Investment      Ivy Investment Management
  Cap Growth                                   Management Company (WRIMCO)    Company (IICO)
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Please see "The Portfolios of the Trusts" in your Prospectus for more information.
* The name changes will occur on AXA Equitable's system on or about January 6, 2017.

B. Name and/or Sub-Adviser Changes to EQ Advisors Trust Portfolios
   ("Portfolios")

On or about December 9, 2016, subject to regulatory approval, all references in the Prospectus to the names and/or sub-advisers of the Portfolios will be changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

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 Current Portfolio
 Name                New Portfolio Name              Replaced Sub-Adviser           New Sub-Adviser(s)
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EQ/Calvert Socially  1290 VT Socially Responsible    Calvert Investment             BlackRock Investment
  Responsible        Portfolio                       Management, Inc.               Management, LLC
  Portfolio
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AXA Large Cap        No Change                       Wells Capital Management, Inc. HS Management Partners, LLC
  Growth Managed                                                                    Polen Capital Management, LLC
  Volatility
  Portfolio
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EQ/Morgan Stanley    AXA/Janus Enterprise Portfolio  Morgan Stanley Investment      Janus Capital Management LLC
  Mid Cap Growth                                     Management Inc.
  Portfolio
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                   IM-18-16 (11/16)                  Catalog No. 155835 (11/16)
                   Global EV - Inforce/New Biz                          #295156
                   AR Mail

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 Current Portfolio
 Name                New Portfolio Name         Replaced Sub-Adviser           New Sub-Adviser(s)
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EQ/Wells Fargo       AXA/ClearBridge Large Cap  Wells Capital Management, Inc. ClearBridge Investments, LLC
  Omega Growth       Growth Portfolio
  Portfolio
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AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolios. Also, please see "The Portfolios of the Trusts" in your Prospectus for more information.
* The name changes will occur on AXA Equitable's system on or about January 6, 2017.



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                          co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

              Copyright 2016 AXA Equitable Life Insurance Company
                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104.

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